DEBT	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
DEBT

Note 9 — DEBT

Debt consisted of the following loans:

Lender	December 31, 2017	Term	Effective Interest Rate
Bank of China Longwan Branch	$262,009	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	303,501	June 8, 2016 to April 14, 2019	5.70%
Longwan Rural Commercial Bank Shacheng Branch	307,342	September 30, 2017 to September 28, 2018	10.45%
Total	$872,852
Less: current portion	457,940
Long term portion	414,912

All principals of the above loans as of December 31, 2017 are due upon maturity and interest payments are due on monthly basis. For the loans borrowed from various bank, the outstanding balances were guaranteed by the Controlling Shareholder’s immediate family members and unrelated third parties.

Lender	December 31, 2016	Term	Effective Interest Rate
Wenzhou Bank	$100,795	November 24, 2016 to November 24, 2017	6.35%
Bank of China Longwan Branch	290,866	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	285,107	June 8, 2016 to April 14, 2019	5.70%
Party A loan *	143,993	October 25, 2016 to October 25, 2017	4.35%
Total	$820,761
Less: current portion	287,986
Long term portion	532,775

* Party A is an unrelated party

All principals of the above loans as of December 31, 2016 were due upon maturity and interest payments were due on monthly basis. The loans outstanding were guaranteed by the Controlling Shareholder’s immediate family members and unrelated third parties. The loans due to Wenzhou Bank and Party A were repaid in full upon maturity during the year ended December 31, 2017.

The Company recorded the interest for the loans in the amount of $48,730, $49,625 and $55,619 for the years ended December 31, 2017, 2016 and 2015, respectively.